Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2023, the Company leases offices space under 15 non-cancelable operating lease arrangements, 7 of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2023	December 31, 2022
Rights of use lease assets	$796,653	$1,666,777

Operating lease liabilities, current	236,294	480,633
Operating lease liabilities, noncurrent	571,862	1,221,845
Total operating lease liabilities	$808,156	$1,702,478

As of December 31, 2023 and 2022, the weighted average remaining lease term was 1.52 and 1.82 years, respectively, and discount rates were 4.75% for all of the operating leases.

Rental expense for the years ended December 31, 2023, 2022, and 2021 were $412,891, $498,166, and $426,152, respectively. For the years ended December 31, 2023, 2022 and 2021, the cash payment for amounts included in the measurement of lease liabilities was $427,278, $409,595, and $480,636, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

2024	$268,046
2025	184,128
2026	172,841
2027	172,841
2028 and thereafter	86,420
Total lease payments	884,276
Less: imputed interest	(76,120)
Present value of lease liabilities	$808,156